Quarterly Holdings Report
for

Fidelity Managed Retirement 2020 Fund℠

October 31, 2020

RW38-QTLY-1220
1.867283.113

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 22.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	21,390	$342,448
Fidelity Series Commodity Strategy Fund (a)	46,022	194,212
Fidelity Series Large Cap Growth Index Fund (a)	16,300	224,288
Fidelity Series Large Cap Stock Fund (a)	17,580	242,601
Fidelity Series Large Cap Value Index Fund (a)	40,307	461,521
Fidelity Series Small Cap Opportunities Fund (a)	8,890	115,119
Fidelity Series Value Discovery Fund (a)	13,514	167,304
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,738,863)		1,747,493

International Equity Funds - 21.5%
Fidelity Series Canada Fund (a)	8,418	82,242
Fidelity Series Emerging Markets Fund (a)	7,969	76,898
Fidelity Series Emerging Markets Opportunities Fund (a)	32,062	689,330
Fidelity Series International Growth Fund (a)	11,899	214,293
Fidelity Series International Index Fund (a)	9,264	88,378
Fidelity Series International Small Cap Fund (a)	4,467	78,396
Fidelity Series International Value Fund (a)	26,108	215,391
Fidelity Series Overseas Fund (a)	20,107	213,539
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,524,293)		1,658,467

Bond Funds - 43.7%
Fidelity Series Corporate Bond Fund (a)	48,258	536,149
Fidelity Series Emerging Markets Debt Fund (a)	5,407	48,498
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	734	7,340
Fidelity Series Floating Rate High Income Fund (a)	1,234	10,881
Fidelity Series Government Bond Index Fund (a)	58,705	643,410
Fidelity Series High Income Fund (a)	6,119	55,626
Fidelity Series Inflation-Protected Bond Index Fund (a)	61,075	650,452
Fidelity Series International Credit Fund (a)	199	2,065
Fidelity Series Investment Grade Bond Fund (a)	61,201	716,659
Fidelity Series Investment Grade Securitized Fund (a)	47,119	492,388
Fidelity Series Long-Term Treasury Bond Index Fund (a)	17,661	176,254
Fidelity Series Real Estate Income Fund (a)	3,363	33,495
TOTAL BOND FUNDS
(Cost $3,239,744)		3,373,217

Short-Term Funds - 12.2%
Fidelity Series Government Money Market Fund 0.14% (a)(b)	250,408	250,408
Fidelity Series Short-Term Credit Fund (a)	14,680	150,031
Fidelity Series Treasury Bill Index Fund (a)	54,063	541,172
TOTAL SHORT-TERM FUNDS
(Cost $937,504)		941,611
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,440,404)		7,720,788
NET OTHER ASSETS (LIABILITIES) - 0.0%		(234)
NET ASSETS - 100%		$7,720,554

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$325,836	$115,819	$52,590	$64,840	$9,300	$(55,917)	$342,448
Fidelity Series Canada Fund	77,816	14,653	7,422	--	21	(2,826)	82,242
Fidelity Series Commodity Strategy Fund	179,785	28,076	20,919	761	(1,636)	8,906	194,212
Fidelity Series Corporate Bond Fund	502,160	87,275	37,572	8,600	(113)	(15,601)	536,149
Fidelity Series Emerging Markets Debt Fund	45,785	6,256	2,479	568	26	(1,090)	48,498
Fidelity Series Emerging Markets Debt Local Currency Fund	--	7,340	--	--	--	--	7,340
Fidelity Series Emerging Markets Fund	70,263	9,622	5,753	--	40	2,726	76,898
Fidelity Series Emerging Markets Opportunities Fund	639,855	92,607	68,976	--	2,423	23,421	689,330
Fidelity Series Floating Rate High Income Fund	9,929	1,488	600	112	(3)	67	10,881
Fidelity Series Government Bond Index Fund	593,945	114,371	42,027	10,969	(95)	(22,784)	643,410
Fidelity Series Government Money Market Fund 0.14%	165,306	140,734	55,632	82	--	--	250,408
Fidelity Series High Income Fund	51,577	7,565	2,999	683	21	(538)	55,626
Fidelity Series Inflation-Protected Bond Index Fund	600,085	86,533	39,349	123	(44)	3,227	650,452
Fidelity Series International Credit Fund	2,054	26	--	15	--	(15)	2,065
Fidelity Series International Growth Fund	206,264	31,379	23,680	--	1,083	(753)	214,293
Fidelity Series International Index Fund	84,693	11,688	6,560	--	110	(1,553)	88,378
Fidelity Series International Small Cap Fund	69,217	9,936	3,908	--	68	3,083	78,396
Fidelity Series International Value Fund	205,621	34,524	17,050	--	(863)	(6,841)	215,391
Fidelity Series Investment Grade Bond Fund	662,565	134,599	45,020	30,255	(31)	(35,454)	716,659
Fidelity Series Investment Grade Securitized Fund	447,961	84,866	30,733	10,394	23	(9,729)	492,388
Fidelity Series Large Cap Growth Index Fund	223,559	29,298	33,279	--	3,526	1,184	224,288
Fidelity Series Large Cap Stock Fund	228,550	46,534	22,425	8,042	676	(10,734)	242,601
Fidelity Series Large Cap Value Index Fund	432,809	66,160	38,440	--	597	395	461,521
Fidelity Series Long-Term Treasury Bond Index Fund	166,208	36,856	13,641	810	(41)	(13,128)	176,254
Fidelity Series Overseas Fund	206,669	31,837	19,736	--	603	(5,834)	213,539
Fidelity Series Real Estate Income Fund	30,431	4,908	1,906	574	(20)	82	33,495
Fidelity Series Short-Term Credit Fund	149,594	1,022	--	1,013	--	(585)	150,031
Fidelity Series Small Cap Opportunities Fund	109,176	15,638	12,210	641	280	2,235	115,119
Fidelity Series Treasury Bill Index Fund	541,023	149	--	148	--	--	541,172
Fidelity Series Value Discovery Fund	154,438	23,696	15,036	--	173	4,033	167,304
Total	$7,183,174	$1,275,455	$619,942	$138,630	$16,124	$(134,023)	$7,720,788

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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